Transfers of Financial Assets - Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities Relating to Loan Securitizations (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 16,024	$ 18,577
Fair Value	15,266	17,764
Carrying value of associated liabilities	14,937	17,471
Fair Value	14,244	16,846
Trading securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	277	1,062
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	7,317	7,503
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 8,430	$ 10,012